UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: April 18, 2015 to May 15, 2015

Commission File Number of issuing entity: 333-165147-01

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165147

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352

38-3851353

38-7003224

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑SB			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On May 15, 2015 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2015 to May 15, 2015. The Depositor filed its most recent Form ABS-15G on May 7,  2015. The CIK number for the Depositor is 0001013611. JPMorgan Chase Bank, National Association filed its most recent Form ABS-15G on February 6, 2015. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement.   There are no current updates to the net operating income of the significant obligor at this time.

SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan (Loan #2 on Annex A-1 to the Prospectus Supplement) and the SunTrust Bank Portfolio II Mortgage Loan (Loan #13 on Annex A-1 to the Prospectus Supplement), constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement.   Year-end financial information required under Item 1112(b)(1) of Regulation AB can be found in the tables below.

SunTrust Bank
303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2015
Income and Expense
1 Number of institutions reporting		1
2 Total interest income		1,261,525
3 Total interest expense		95,669
4 Net interest income		1,165,856
5 Provision for loan and lease losses		55,443
6 Total noninterest income		733,507
7 Fiduciary activities		72,454
8 Service charges on deposit accounts		160,310
9 Trading account gains & fees		46,099
10 Additional noninterest income		454,644
11 Total noninterest expense		1,210,473
12 Salaries and employee benefits		643,430
13 Premises and equipment expense		119,933
14 Additional noninterest expense		447,110
15 Pre-tax net operating income		633,447
16 Securities gains (losses)		189
17 Applicable income taxes		198,335
18 Income before extraordinary items		435,301
19 Extraordinary gains – net		0
20 Net income attributable to bank		432,963
21 Net income attributable to noncontrolling interests		2,338
22 Net income attributable to bank and		435,301
noncontrolling interests
23 Net charge-offs		99,438
24 Cash dividends		225,000
25 Sale, conversion, retirement of capital stock, net		0
26 Net operating income		435,171

SunTrust Bank
303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2015
Assets and Liabilities
1 Total employees (full-time equivalent)		22,688
2 Total assets		185,315,781
3 Cash and due from depository institutions		6,604,245
4 Interest-bearing balances		4,737,090
5 Securities		25,898,735
6 Federal funds sold & reverse repurchase agreements		72,743
7 Net loans & leases		134,015,690
8 Loan loss allowance		1,892,224
9 Trading account assets		4,401,153
10 Bank premises and fixed assets		1,297,143
11 Other real estate owned		154,275
12 Goodwill and other intangibles		7,064,460
13 All other assets		5,807,337
14 Total liabilities and capital		185,315,781
15 Total liabilities		162,328,881
16 Total deposits		146,629,024
17 Interest-bearing deposits		107,328,997
18 Deposits held in domestic offices		146,329,024
19 % insured		61.67%
20 Federal funds purchased & repurchase agreements		1,908,550
21 Trading liabilities		712,015
22 Other borrowed funds		8,613,793
23 Subordinated debt		1,781,022
24 All other liabilities		2,684,477
25 Total equity capital		22,986,900
26 Total bank equity capital		22,875,515
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,387,205
30 Undivided profits		9,466,710
31 Noncontrolling interests in consolidated subsidiaries		111,385

Memoranda:
32 Noncurrent loans and leases	1,603,863
33 Noncurrent loans that are wholly or partially	957,740
guaranteed by the U.S. government
34 Income earned, not collected on loans	611,171
35 Earning assets	168,016,354
36 Long-term assets (5+ years)	52,972,562
37 Average Assets, year-to-date	185,602,182
38 Average Assets, quarterly	185,602,182
39 Total risk weighted assets	156,384,603
40 Adjusted average assets for leverage capital	178,758,866
purposes
41 Life insurance assets	934,555
42 General account life insurance assets	615,789
43 Separate account life insurance assets	150,532
44 Hybrid life insurance assets	168,234
45 Volatile liabilities	5,555,964
46 Insider loans	56,097
47 FHLB advances	4,530,133
48 Loans and leases held for sale	3,317,166
49 Unused loan commitments	80,372,943
50 Tier 1 (core) risk-based capital	17,254,127
51 Tier 2 risk-based capital	2,417,127
52 Total unused commitments	80,372,943
53 Derivatives	237,592,249

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 15, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: May 28, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 15, 2015 distribution.